6. Property and Equipment, net - Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross	$ 20,247	$ 18,585	$ 9,927
Less: accumulated depreciation	(7,614)	(5,137)	(1,562)
Property and equipment, net	12,633	13,448	8,365
Office Equipment
Property and equipment, gross	9,275	7,472	5,742
Furniture and Fixtures
Property and equipment, gross	8,635	8,777	2,935
Machinery and Equipment
Property and equipment, gross	$ 2,337	$ 2,336	$ 1,250